NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Large-cap Buyout (20.93%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-07/2020	North America	$ 1,105,531	$ 2,555,277
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018	North America	2,429,884	5,771,916
Carlyle Partners VII, L.P.	Primary	12/2018-06/2021	North America	7,292,666	8,140,054
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-06/2021	North America	5,046,287	12,830,844
Cortefiel Co-Invest SCSp	Co-investment	10/2017-07/2018	Europe	1,306,411	1,693,323
CVC Capital Partners VII, L.P.	Primary	12/2018-11/2020	Europe	7,246,085	11,937,005
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,979,909	4,781,511
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	2,433,316
KKR Starlight Co-Invest II L.P.	Co-investment	12/2018	Europe	5,000,000	7,307,623
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,000,000	6,775,930
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,803,130	2,906,480
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019	North America	2,975,044	10,934,519
TPG Healthcare Partners, L.P.	Primary	12/2019-06/2021	North America	571,392	1,781,072
TPG Partners VIII, L.P.	Primary	12/2019-04/2021	North America	2,124,900	4,276,150
Uno Co-Invest L.P.	Co-investment	06/2017-06/2020	North America	3,599,359	7,319,167
				47,604,299	91,444,187
Small and Mid-cap Buyout (47.83%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,390,570	2,387,141
ByLight InvestCo LP	Co-investment	05/2017-03/2021	North America	844,795	6,354,007
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-05/2021	North America	8,566,472	9,800,000
CHG PPC Investor LLC	Co-investment	03/2018	North America	1,100,000	2,903,360
CI Capital Investors II, L.P.	Secondary	06/2017-09/2020	North America	977,577	2,138,798
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-06/2020	North America	74,270	141,628
EQT Mid Market Europe, L.P.	Primary	08/2017-04/2021	Europe	8,247,770	13,398,024
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	2,354,695
Further Global Capital Partners, L.P.	Primary	03/2018-11/2020	North America	7,054,385	8,681,263
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	2,150,770
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-03/2021	North America	5,477,594	5,709,607
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-06/2021	Europe	4,358,897	7,271,973
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,908,031
Milani Aggregator LLC (F)	Co-investment	06/2018-03/2020	North America	1,595,229	1,276,183
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	1,750,000
NB Excelitas LP	Co-investment	11/2017	North America	3,303,817	9,091,487
NB Pitman 13 Holdings L.P.	Co-investment	06/2018	South America	3,350,912	2,246,273
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	2,269,644	1,418,826
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-12/2020	North America	4,723,086	10,117,648
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	683,026	1,017,298
Optimum Evolution Fund SIF-Property II	Secondary	02/2018	Europe	1,783,480	2,962,156
PPC Fund II, L.P.	Primary	04/2018-03/2021	North America	10,667,303	13,622,884
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,395,545	2,186,245
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	3,064,239	3,881,031
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	1,351,641	6,715,076
Veritas Capital Fund VI, L.P.	Primary	06/2017-10/2020	North America	11,237,994	39,339,807
VSC RST Holdco, L.P. (F)	Co-investment	08/2017	North America	2,800,666	7,951,182
Webster Capital IV, L.P.	Primary	07/2018-02/2021	North America	10,411,099	19,600,208
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	5,371,446	12,100,000
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-11/2019	North America	972,310	1,069,541
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	3,408,863	7,418,480
				113,228,324	208,963,622

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Special Situations (12.68%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-06/2021	North America	1,953,634	2,487,726
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	10,695,759	14,317,695
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-02/2019	North America	1,303,552	4,821,376
Epiris Fund II L.P.	Primary	05/2018-12/2020	Europe	5,370,936	8,372,276
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	5,735,485	5,708,059
NB Arch LP	Co-investment	09/2017	North America	828,594	2,758,360
NB WM Co-Invest LP	Co-investment	09/2017	North America	-	722,422
RugsUSA Parent Holdings, LLC (F)	Co-investment	04/2018	North America	135,163	4,905,163
Sycamore Partners III, L.P.	Primary	01/2018-04/2021	North America	3,748,624	3,725,937
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	6,905,230	7,583,516
				36,676,977	55,402,530
Venture Capital (14.66%)
Acquisition Super Holdings Inc. (F)	Co-investment	06/2018-02/2021	North America	563,961	1,249,851
Alsop Louie Capital IV L.P.	Primary	11/2017-04/2021	North America	4,511,167	5,188,178
Battery Ventures XII, L.P.	Primary	03/2018-06/2021	North America	2,633,979	5,330,672
Battery XII Side Fund, L.P.	Primary	03/2018-06/2021	North America	1,547,721	3,900,173
Canaan XI L.P.	Primary	01/2018-05/2021	North America	4,640,000	10,401,091
Clearant Super Holdings Inc (F)	Co-investment	06/2018-02/2021	North America	1,400,714	3,104,262
DFJ Growth III, L.P.	Primary	05/2017-06/2021	North America	3,647,792	8,620,886
Hosen Capital Fund III, L.P.	Primary	04/2017-05/2021	Asia	2,254,269	3,994,322
Menlo Ventures XIV, L.P.	Primary	10/2017-01/2021	North America	2,352,538	5,643,813
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-06/2021	Europe	5,583,472	7,943,918
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	1,719,117	2,521,493
TPG Tech Adjacencies, L.P.	Primary	06/2019-06/2021	North America	4,146,384	6,118,966
				35,001,114	64,017,625

Total Investments in Portfolio Funds (cost $232,510,714) (96.10%)					419,827,964
Other Assets & Liabilities (Net) (3.90%)					17,029,854
Members' Equity - Net Assets (100.00%)					$ 436,857,818

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2021 aggregated $232,510,714. Total fair value of illiquid and restricted securities at June 30, 2021 was $419,827,964 or 96.10% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

NB Crossroads Private Markets Fund IV Holdings LLC the (“Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1               Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2             Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3              Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of June 30, 2021.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,781,511	$86,662,676	$91,444,187
Small and Mid-cap Buyout	-	-	13,954,937	195,008,685	208,963,622
Special Situations	-	-	12,488,679	42,913,851	55,402,530
Venture	-	-	4,354,113	59,663,512	64,017,625
Total	$-	$-	$35,579,240	$384,248,724	$419,827,964

Significant Unobservable Inputs

As of June 30, 2021, the Company had investments valued at $419,827,964. The fair value of investments valued at $384,248,724 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2021:

			Unobservable Inputs

Investments	Fair Value 06/30/21	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,781,511	Market Approach	LTM EBITDA	11.6x	N/A
Small and Mid-cap Buyout	12,678,754	Market Approach	LTM EBITDA	13.6x-15.3x	14.5x
Small and Mid-cap Buyout	1,276,183	Market Approach	LTM Net Revenue	3.6x	N/A
Special Situations	12,488,679	Market Approach	LTM EBITDA	12.0x-18.2x	15.8x
Venture	4,354,113	Market Approach	LTM Net Revenue	6.5x	N/A
Total	$35,579,240

[1] Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2021 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$ -	$ 227,602

During the period ended June 30, 2021 unrealized appreciation and realized gains from Level 3 investments were $1,608,976 and $0, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2021.

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2021 is one to seven years, with the possibility of extensions by each of the Portfolio Funds.